Other Financial Assets - Summary of Other Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [Line Items]
Other financial assets	$ 5,178,524	$ 168,517	$ 1,556,980
Current	734,465	23,901	140,857
Non-current	4,444,059	144,616	1,416,123
Guarantee deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	4,606,790	149,912	1,007,651
Pledged time deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	447,459	14,561	415,065
Time deposits with original maturity over three months [member]
Disclosure of financial assets [Line Items]
Other financial assets	63,853	2,078	60,499
Others [member]
Disclosure of financial assets [Line Items]
Other financial assets	$ 60,422	$ 1,966	$ 73,765